Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial assets and liabilities (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets [abstract]
Cash and balances at central banks	£ 155,902	£ 125,940	£ 136,359
Cash collateral and settlement balances	97,616	79,486
Loans and advances at amortised cost	134,267	141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Trading portfolio assets	127,664	113,337
Financial assets at fair value through the income statement	171,761	129,470
Derivative financial instruments	302,693	229,641
Financial assets at fair value through other comprehensive income	51,902	45,406
Total Assets	1,059,731	876,672	877,700
Liabilities [abstract]
Deposits at amortised cost	244,696	213,881
Cash collateral and settlement balances	85,549	67,682
Repurchase agreements and other similar secured borrowing	10,443	2,032
Debt securities in issue	29,423	33,536
Subordinated liabilities	32,005	33,425	35,327
Trading portfolio liabilities	46,139	35,212
Financial liabilities designated at fair value	249,626	204,446
Derivative financial liabilities	300,580	228,940
Total liabilities	1,006,021	826,057
Cumulative liquidity gap	53,710	50,615	£ 47,711
Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	155,902	125,940
Cash collateral and settlement balances	97,616	79,486
Loans and advances at amortised cost	134,267	141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Trading portfolio assets	127,664	113,337
Financial assets at fair value through the income statement	171,761	129,470
Derivative financial instruments	302,693	229,641
Financial assets at fair value through other comprehensive income	51,902	45,406
Other financial assets	614	614
Total financial assets	1,051,400	867,261
Other assets	8,331	9,411
Total Assets	1,059,731	876,672
Liabilities [abstract]
Deposits at amortised cost	244,696	213,881
Cash collateral and settlement balances	85,549	67,682
Repurchase agreements and other similar secured borrowing	10,443	2,032
Debt securities in issue	29,423	33,536
Subordinated liabilities	32,005	33,425
Trading portfolio liabilities	46,139	35,212
Financial liabilities designated at fair value	249,626	204,446
Derivative financial liabilities	300,580	228,940
Other financial liabilities	2,810	2,803
Total financial liabilities	1,001,271	821,957
Other liabilities	4,750	4,100
Total liabilities	1,006,021	826,057
Cumulative liquidity gap	53,710	50,615
On demand [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	155,122	125,065
Cash collateral and settlement balances	1,281	2,122
Loans and advances at amortised cost	12,854	11,396
Reverse repurchase agreements and other similar secured lending	150	13
Trading portfolio assets	127,664	113,337
Financial assets at fair value through the income statement	17,377	14,257
Derivative financial instruments	302,429	229,460
Financial assets at fair value through other comprehensive income	0	0
Other financial assets	213	307
Total financial assets	617,090	495,957
Liabilities [abstract]
Deposits at amortised cost	181,455	158,218
Cash collateral and settlement balances	1,944	3,077
Repurchase agreements and other similar secured borrowing	4	7
Debt securities in issue	0	0
Subordinated liabilities	0	0
Trading portfolio liabilities	46,139	35,212
Financial liabilities designated at fair value	15,555	13,952
Derivative financial liabilities	299,637	228,338
Other financial liabilities	70	217
Total financial liabilities	544,804	439,021
Cumulative liquidity gap	72,286	56,936
Not more than three months [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	182	766
Cash collateral and settlement balances	96,335	77,361
Loans and advances at amortised cost	11,149	10,376
Reverse repurchase agreements and other similar secured lending	8,648	1,449
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	123,948	90,292
Derivative financial instruments	24	49
Financial assets at fair value through other comprehensive income	3,086	3,176
Other financial assets	286	168
Total financial assets	243,658	183,637
Liabilities [abstract]
Deposits at amortised cost	39,409	39,831
Cash collateral and settlement balances	83,605	64,592
Repurchase agreements and other similar secured borrowing	2,545	1,489
Debt securities in issue	12,207	12,418
Subordinated liabilities	3,708	207
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	172,250	128,078
Derivative financial liabilities	0	0
Other financial liabilities	2,072	1,388
Total financial liabilities	315,796	248,003
Cumulative liquidity gap	148	(7,430)
Over three months but not more than six months [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	598	109
Cash collateral and settlement balances	0	3
Loans and advances at amortised cost	6,291	9,764
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	7,547	13,969
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	1,627	1,672
Other financial assets	107	126
Total financial assets	16,170	25,643
Liabilities [abstract]
Deposits at amortised cost	13,975	7,127
Cash collateral and settlement balances	0	13
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	3,808	4,601
Subordinated liabilities	3,222	834
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	8,677	10,890
Derivative financial liabilities	50	0
Other financial liabilities	15	19
Total financial liabilities	29,747	23,484
Cumulative liquidity gap	(13,429)	(5,271)
Over six months and not later than nine months [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	3,770	4,513
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	6,959	3,431
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	151	817
Other financial assets	5	0
Total financial assets	10,885	8,761
Liabilities [abstract]
Deposits at amortised cost	3,665	2,291
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	3,833	3,262
Subordinated liabilities	459	397
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	5,067	6,519
Derivative financial liabilities	0	8
Other financial liabilities	15	18
Total financial liabilities	13,039	12,495
Cumulative liquidity gap	(15,583)	(9,005)
Over nine months and not later than one year [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	4,314	6,227
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,027	1,150
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	95	455
Other financial assets	0	13
Total financial assets	8,436	7,845
Liabilities [abstract]
Deposits at amortised cost	2,283	3,147
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	1,791	3,036
Subordinated liabilities	143	832
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	2,928	3,797
Derivative financial liabilities	0	0
Other financial liabilities	16	16
Total financial liabilities	7,161	10,828
Cumulative liquidity gap	(14,308)	(11,988)
Later than one year and not later than two years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	21,271	17,780
Reverse repurchase agreements and other similar secured lending	0	77
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,294	1,082
Derivative financial instruments	15	7
Financial assets at fair value through other comprehensive income	3,059	3,510
Other financial assets	3	0
Total financial assets	28,642	22,456
Liabilities [abstract]
Deposits at amortised cost	1,144	1,102
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	1,400	0
Debt securities in issue	2,124	2,989
Subordinated liabilities	3,545	7,999
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	8,593	6,968
Derivative financial liabilities	66	36
Other financial liabilities	233	777
Total financial liabilities	17,105	19,871
Cumulative liquidity gap	(2,771)	(9,403)
Later than two years and not later than three years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	16,663	18,460
Reverse repurchase agreements and other similar secured lending	183	190
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,216	313
Derivative financial instruments	15	21
Financial assets at fair value through other comprehensive income	3,770	4,305
Other financial assets	0	0
Total financial assets	21,847	23,289
Liabilities [abstract]
Deposits at amortised cost	532	536
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	2,329	0
Debt securities in issue	640	131
Subordinated liabilities	4,811	6,836
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	6,939	6,235
Derivative financial liabilities	67	41
Other financial liabilities	50	29
Total financial liabilities	15,368	13,808
Cumulative liquidity gap	3,708	78
Over three years but not more than five years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	22,387	26,294
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	2,284	888
Derivative financial instruments	112	1
Financial assets at fair value through other comprehensive income	12,741	9,737
Other financial assets	0	0
Total financial assets	37,524	36,920
Liabilities [abstract]
Deposits at amortised cost	602	530
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	4,073	470
Debt securities in issue	2,815	3,444
Subordinated liabilities	6,241	7,627
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	8,576	7,702
Derivative financial liabilities	174	42
Other financial liabilities	90	86
Total financial liabilities	22,571	19,901
Cumulative liquidity gap	18,661	17,097
Over five years and not later than ten years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	14,127	14,565
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,853	1,803
Derivative financial instruments	77	78
Financial assets at fair value through other comprehensive income	19,236	17,544
Other financial assets	0	0
Total financial assets	35,293	33,990
Liabilities [abstract]
Deposits at amortised cost	1,252	545
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	1,995	3,366
Subordinated liabilities	5,629	4,784
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	8,344	7,127
Derivative financial liabilities	183	88
Other financial liabilities	187	183
Total financial liabilities	17,590	16,093
Cumulative liquidity gap	36,364	34,994
Over ten years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	21,441	22,261
Reverse repurchase agreements and other similar secured lending	0	2
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	2,256	2,285
Derivative financial instruments	21	25
Financial assets at fair value through other comprehensive income	8,137	4,190
Other financial assets	0	0
Total financial assets	31,855	28,763
Liabilities [abstract]
Deposits at amortised cost	379	554
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	92	66
Debt securities in issue	210	289
Subordinated liabilities	4,247	3,909
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	12,697	13,178
Derivative financial liabilities	403	387
Other financial liabilities	62	70
Total financial liabilities	18,090	18,453
Cumulative liquidity gap	£ 50,129	£ 45,304